Expense Example, No Redemption - First Trust Dorsey Wright Tactical Core Portfolio	I 1 Year	I 3 Years	I 5 Years	I 10 Years	II 1 Year	II 3 Years	II 5 Years	II 10 Years
USD ($)	132	524	941	2,104	107	5,347	7,929	10,009